Earnings / (loss) per share - Schedule of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net loss from continuing operations	$ (678)	$ (3,747)	$ (2,306)
Net profit/loss from discontinued operations	9,430	(9,712)	(44,333)
Net profit/(loss)	$ 8,752	$ (13,459)	$ (46,639)
Weighted average shares outstanding - Basic	22,545,989	20,994,015	20,796,789
Weighted average shares outstanding - Diluted	22,784,302	20,994,015	20,796,789
Basic
Continuing operations	$ (0.03)	$ (0.18)	$ (0.11)
Discontinued operations	$ 0.42	$ (0.46)	$ (2.13)
Earnings per share basic	$ 0.39	$ (0.64)	$ (2.24)
Diluted
Continuing operations	$ (0.03)	$ (0.18)	$ (0.11)
Discontinued operations	$ 0.41	$ (0.46)	$ (2.13)
Earnings per share diluted	$ 0.38	$ (0.64)	$ (2.24)